BASIS OF PREPARATION - Going Concern (Details) $ / shares in Units, € in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Jan. 21, 2026 USD ($)	Jan. 18, 2026 USD ($)	Dec. 16, 2025 EUR (€)	Jan. 01, 2025 USD ($)	Jan. 01, 2025 EUR (€)	Sep. 30, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 18, 2025 EUR (€)	Dec. 16, 2025 $ / shares	Jan. 01, 2025 EUR (€)
BASIS OF PREPARATION
Amount of payables under de-SPAC transaction | €						€ 23,500
Proceeds from loans | €								€ 3,145	€ 4,100
Going concern measures
BASIS OF PREPARATION
Waiver of loan amount | €					€ 5,000
Amount of funding of borrowings		$ 15,000
Loans from shareholders | Going concern measures
BASIS OF PREPARATION
Waiver of loan amount | €						€ 5,000
7.00% Senior Convertible Note due 2028 | Going concern measures
BASIS OF PREPARATION
Commitment value		30,000		$ 30,000
Proceeds from loans	$ 15,000
Proceeds from borrowings, if registration statement is effective		15,000
Amount of contingent financing amount if the registration statement is not effective		15,000
Amount of contingent payment in cash for debt if the registration statement is not effective		2,000
Amount of contingent payment per month for debt if the registration statement is not effective		2,000
Amount of funding of borrowings		$ 15,000
Period for payment for debt in cash if registration is not effective		15 days
Term of borrowings		P2Y
Interest rate on borrowings		7.00%
Percentage of principal at which the senior convertible notes were issued		98.00%
7.00% Senior Convertible Note due 2028 | Tranche one | Going concern measures
BASIS OF PREPARATION
Proceeds from loans				15,000
7.00% Senior Convertible Note due 2028 | Tranche Two | Going concern measures
BASIS OF PREPARATION
Commitment value				15,000
Proceeds from borrowings, if registration statement is effective				$ 15,000
Term loan facility | Going concern measures
BASIS OF PREPARATION
Commitment value | €			€ 10,000									€ 10,000
Conversion share price | $ / shares											$ 2.15
Term of borrowings			P15M
Interest rate on borrowings			15.00%
Term loan facility | Tranche one | Going concern measures
BASIS OF PREPARATION
Commitment value | €										€ 2,500		€ 2,500
Term loan facility | Tranche Two | Going concern measures
BASIS OF PREPARATION
Commitment value | €			€ 7,500
Promissory notes dated June 13, 2024 | Going concern measures
BASIS OF PREPARATION
Amount of debt payable							$ 2,350
Number of business days after a payment becomes due under a financing agreement							5 days